Insurance	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Insurance

29	Insurance

The Company has insurance that covers, among others, fire and other damage to its assets and office buildings, and liability insurance against third parties. It also has civil liability insurance for the members of the Board of Directors and Board of Executive Officers (“D&O insurance”) and guarantee insurance for escrow deposit (as described in Note 22 (f)) and traditional guarantee insurance.

The risk assumptions adopted, given their nature, are not within the scope of a financial statement audit, and consequently have not been examined by independent auditors contracted by the Company.

As of December 31, 2024, the Company’s insurance was as follows:

Amount Insured

Operational risks	78,795,760
Engineering risks	2,807,050
Guarantee insurance for escrow deposit and traditional guarantee (*)	1,400,000
Civil liability – environmental	400,000
Civil liability– D&O (Directors and Officers)	200,000
Civil liability – construction works	162,540
Civil liability – operations	100,000
Other	178,140
Total	84,043,490

(*)	SABESP has an agreement that allows issuing policies that total such insured amount. Of the total, R$ 409 million in policies with guarantee insurance were issued.